Convertible Preferred Stock (Details Narrative) - USD ($)	1 Months Ended
	Dec. 23, 2021	Jul. 26, 2021	Jul. 23, 2021	Jun. 15, 2021	Dec. 23, 2020	Dec. 31, 2021	Dec. 31, 2020
Interest rate	12.00%
Conversion price		$ 2.1693
Stated Value		$ 2.1693
Number of share exchange value		$ 6,000,000
8% Redeemable convertible preferred stock [Member]
Preferred stock, par value						$ 0.01
Conversion of preferred stock					4,150,000
Stated Value						0.02	$ 0.02
8% Redeemable convertible preferred stock [Member] | First Tranche [Member]
Number of shares issued					2,000
Number of shares issued, value					$ 2,000,000
Series A Preferred Stock [Member]
Preferred stock, par value						$ 0.02	$ 0.02
Preferred stock, shares authorized						2,600,000	2,600,000
Shares capital increased		800,000
Series A Preferred Stock [Member] | Second Tranche [Member]
Sales of stock			$ 6,000,000	$ 6,000,000	$ 5,000,000
Sales of stock, shares			2,765,824
Series A 1 Preferred Stock [Member]
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		525,016
Shares capital increased		2,600,000
Number of shares exchanged		1,230,956
Number of share exchange value		$ 700,989
Number of shares converted		1,931,945
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		2,765,824
Series B Preferred Stock [Member]
Preferred stock, par value						$ 0.02	$ 0.02
Preferred stock, shares authorized						3,700,000	3,700,000
Debt Conversion, Converted Instrument, Amount		$ 2
Shares capital increased		3,700,000
Number of share exchange value		$ 3,692,862
Number of shares converted		3,568,055
Common Stock [Member]
Shares capital increased		92,900,000